UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21236
BNY Mellon Stock Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
9/30
Date of reporting period:
3/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon International Core Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class A – DIEAX
This semi-annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$56	1.12%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$94	58	19.04%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

France
20.7%
Japan
20.2%
United Kingdom
18.4%
Germany
10.3%
Netherlands
5.8%
Switzerland
4.3%
United States
4.0%
Italy
3.8%
Australia
2.9%
Singapore
2.3%
Spain
2.0%
Austria
1.1%
Bermuda
1.1%
Net Other Assets and Liabilities
3.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0720SA0325

BNY Mellon International Core Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class C – DIECX
This semi-annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$93	1.87%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$94	58	19.04%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0732SA0325

BNY Mellon International Core Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class I – DIERX
This semi-annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$43	0.87%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$94	58	19.04%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0733SA0325

BNY Mellon International Core Equity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2025
Class Y – DIEYX
This semi-annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$43	0.87%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$94	58	19.04%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 3/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0231SA0325
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon International Core Equity Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2025

Class	Ticker
A	DIEAX
C	DIECX
I	DIERX
Y	DIEYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Core Equity Fund
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 96.2%
Australia — 2.9%
ASX Ltd.	51,028	2,076,979
Brambles Ltd.	50,540	632,546
		2,709,525
Austria — 1.1%
OMV AG	21,144	1,085,993
Bermuda — 1.1%
Hiscox Ltd.	65,643	997,181
France — 20.7%
AXA SA	23,615	1,006,075
BNP Paribas SA	13,316	1,107,396
Cie de Saint-Gobain SA	25,249	2,503,570
Cie Generale des Etablissements Michelin SCA	52,934	1,855,068
Klepierre SA	67,282	2,249,493
LVMH Moet Hennessy Louis Vuitton SE	3,437	2,124,682
Orange SA	172,387	2,235,893
Publicis Groupe SA	21,191	1,987,545
Sanofi SA	26,110	2,877,481
Vinci SA	11,474	1,442,915
		19,390,118
Germany — 8.6%
Allianz SE	4,201	1,599,429
Daimler Truck Holding AG	11,269	452,313
Deutsche Post AG	26,606	1,135,803
Evonik Industries AG	75,253	1,622,132
Heidelberg Materials AG	13,428	2,287,578
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,607	1,012,007
		8,109,262
Hong Kong — .8%
Sun Hung Kai Properties Ltd.	75,000	712,271
Italy — 3.8%
Enel SpA	318,470	2,581,679
Eni SpA	63,931	988,401
		3,570,080
Japan — 20.2%
Advantest Corp.	23,600	1,018,329
Casio Computer Co. Ltd.	232,300	1,891,823
FUJIFILM Holdings Corp.	59,800	1,134,083
Fujitsu Ltd.	82,700	1,627,093
ITOCHU Corp.	21,300	980,007
Mitsubishi Electric Corp.	106,800	1,936,769
Mizuho Financial Group, Inc.	132,400	3,575,921
Nippon Telegraph & Telephone Corp.	961,400	927,492
Renesas Electronics Corp.	132,400	1,754,417
Shionogi & Co. Ltd.	81,100	1,214,418
Sumitomo Mitsui Financial Group, Inc.	80,600	2,039,316
Trend Micro, Inc.	13,000	868,025
		18,967,693

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 96.2% (continued)
Netherlands — 5.8%
ASML Holding NV	2,855	1,870,790
ING Groep NV	71,964	1,399,886
Koninklijke Ahold Delhaize NV	32,105	1,199,755
Stellantis NV	91,664	1,017,131
		5,487,562
Norway — .4%
Yara International ASA	12,475	374,581
Singapore — 2.3%
Singapore Exchange Ltd.	216,300	2,152,455
Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	32,756	1,868,356
Switzerland — 4.3%
Novartis AG	11,479	1,269,476
Roche Holding AG	5,817	1,910,069
Sonova Holding AG	2,857	828,327
		4,007,872
United Kingdom — 18.4%
BAE Systems PLC	54,543	1,098,760
BP PLC	331,641	1,868,240
GSK PLC	181,712	3,431,701
Rio Tinto PLC	19,673	1,165,549
Shell PLC	103,941	3,793,008
SSE PLC	50,782	1,045,627
Tate & Lyle PLC	177,526	1,186,727
Tesco PLC	408,291	1,752,583
Unilever PLC	33,050	1,968,117
		17,310,312
United States — 3.8%
CRH PLC	15,476	1,341,404
Ferguson Enterprises, Inc.	14,091	2,222,470
		3,563,874
Total Common Stocks (cost $75,979,128)		90,307,135

Preferred Dividend Rate (%)
Preferred Stocks — 1.7%
Germany — 1.7%
Volkswagen AG (cost $2,469,130)	9.17	15,595	1,577,691

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(a) (cost $144,112)	4.44	144,112	144,112
Total Investments (cost $78,592,370)		98.1%	92,028,938
Cash and Receivables (Net)		1.9%	1,808,646
Net Assets		100.0%	93,837,584

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 9/30/2024	Purchases ($)†	Sales ($)	Value ($) 3/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	473,788	8,863,160	(9,192,836)	144,112	8,421
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	4,196,563	(4,196,563)	-	166††
Total - .2%	473,788	13,059,723	(13,389,399)	144,112	8,587

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	78,448,258	91,884,826
Affiliated issuers	144,112	144,112
Cash denominated in foreign currency	404,228	400,003
Tax reclaim receivable—Note 1(b)		1,474,079
Dividends and securities lending income receivable		295,199
Receivable for shares of Beneficial Interest subscribed		255,576
Prepaid expenses		47,912
		94,501,707
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		83,307
Payable for shares of Beneficial Interest redeemed		481,268
Trustees’ fees and expenses payable		1,488
Other accrued expenses		98,060
		664,123
Net Assets ($)		93,837,584
Composition of Net Assets ($):
Paid-in capital		116,695,644
Total distributable earnings (loss)		(22,858,060)
Net Assets ($)		93,837,584

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	42,310,533	647,804	50,392,225	487,022
Shares Outstanding	1,089,302	16,179	1,266,533	12,246
Net Asset Value Per Share ($)	38.84	40.04	39.79	39.77
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $87,028 foreign taxes withheld at source):
Unaffiliated issuers	1,071,704
Affiliated issuers	8,421
Interest	1,036
Affiliated income net of rebates from securities lending—Note 1(c)	166
Total Income	1,081,327
Expenses:
Management fee—Note 3(a)	379,686
Shareholder servicing costs—Note 3(c)	121,787
Professional fees	54,013
Administration fee—Note 3(a)	47,461
Registration fees	33,038
Chief Compliance Officer fees—Note 3(c)	15,222
Custodian fees—Note 3(c)	14,573
Prospectus and shareholders’ reports	9,551
Trustees’ fees and expenses—Note 3(d)	4,387
Distribution Plan fees—Note 3(b)	2,628
Loan commitment fees—Note 2	824
Interest expense—Note 2	159
Miscellaneous	15,142
Total Expenses	698,471
Less—reduction in expenses due to undertaking—Note 3(a)	(227,780)
Net Expenses	470,691
Net Investment Income	610,636
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,089,019)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(619,732)
Net Realized and Unrealized Gain (Loss) on Investments	(1,708,751)
Net (Decrease) in Net Assets Resulting from Operations	(1,098,115)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations ($):
Net investment income	610,636	3,484,948
Net realized gain (loss) on investments	(1,089,019)	11,375,988
Net change in unrealized appreciation (depreciation) on investments	(619,732)	9,827,555
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,098,115)	24,688,491
Distributions ($):
Distributions to shareholders:
Class A	(1,358,396)	(1,571,196)
Class C	(15,161)	(20,176)
Class I	(1,746,529)	(1,865,584)
Class Y	(17,340)	(2,243,200)
Total Distributions	(3,137,426)	(5,700,156)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,372,430	2,315,308
Class C	-	50,325
Class I	5,183,566	10,725,203
Class Y	38,515	275,437
Distributions reinvested:
Class A	1,215,516	1,384,601
Class C	15,161	20,176
Class I	1,691,579	1,801,021
Class Y	17,340	2,243,200
Cost of shares redeemed:
Class A	(4,905,772)	(11,056,418)
Class C	(131,042)	(383,136)
Class I	(9,244,949)	(18,046,895)
Class Y	(51,954)	(84,674,134)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,799,610)	(95,345,312)
Total Increase (Decrease) in Net Assets	(9,035,151)	(76,356,977)
Net Assets ($):
Beginning of Period	102,872,735	179,229,712
End of Period	93,837,584	102,872,735

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	35,756	61,982
Shares issued for distributions reinvested	33,868	37,728
Shares redeemed	(128,567)	(292,752)
Net Increase (Decrease) in Shares Outstanding	(58,943)	(193,042)
Class C(a)
Shares sold	-	1,289
Shares issued for distributions reinvested	409	534
Shares redeemed	(3,350)	(10,044)
Net Increase (Decrease) in Shares Outstanding	(2,941)	(8,221)
Class I(b)
Shares sold	132,278	280,452
Shares issued for distributions reinvested	46,042	47,963
Shares redeemed	(233,809)	(468,009)
Net Increase (Decrease) in Shares Outstanding	(55,489)	(139,594)
Class Y
Shares sold	981	7,098
Shares issued for distributions reinvested	472	59,771
Shares redeemed	(1,421)	(2,209,770)
Net Increase (Decrease) in Shares Outstanding	32	(2,142,901)

(a)
During the period ended March 31, 2025, 332 Class C shares representing $12,738 were automatically converted to 343 Class A shares and during the period ended September 30, 2024, 8 Class C shares representing $329 were automatically converted to 8 Class A shares.

(b)	During the period ended September 30, 2024, 2,582 Class A shares representing $105,495 were exchanged for 2,519 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	40.57	35.33	28.27	43.12	36.12	36.99
Investment Operations:
Net investment income(a)	.22	.93	1.06	.77	.84	.59
Net realized and unrealized gain (loss) on investments	(.70 )	5.52	7.19	(10.83)	7.06	(.44 )
Total from Investment Operations	(.48 )	6.45	8.25	(10.06)	7.90	.15
Distributions:
Dividends from net investment income	(1.25)	(1.21)	(1.19)	(1.15)	(.90 )	(1.02)
Dividends from net realized gain on investments	-	-	-	(3.64)	-	-
Total Distributions	(1.25)	(1.21)	(1.19)	(4.79)	(.90 )	(1.02)
Net asset value, end of period	38.84	40.57	35.33	28.27	43.12	36.12
Total Return (%)(b)	(.94 )(c)	18.62	29.54	(26.61)	22.00	.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.60 (d)	1.53	1.45	1.49	1.41	1.64
Ratio of net expenses to average net assets(e)	1.12 (d)	1.13 (f)	1.11 (f)	1.11	1.12	1.12
Ratio of net investment income to average net assets(e)	1.15 (d)	2.47 (f)	3.03 (f)	2.07	1.96	1.63
Portfolio Turnover Rate	19.04 (c)	58.22	58.43	75.11	65.57	63.59
Net Assets, end of period ($ x 1,000)	42,311	46,585	47,386	45,505	74,954	73,381

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	41.52	36.06	28.73	43.69	36.54	37.37
Investment Operations:
Net investment income(a)	.08	.62	.80	.54	.49	.28
Net realized and unrealized gain (loss) on investments	(.69 )	5.69	7.34	(11.09)	7.19	(.44 )
Total from Investment Operations	(.61 )	6.31	8.14	(10.55)	7.68	(.16 )
Distributions:
Dividends from net investment income	(.87 )	(.85 )	(.81 )	(.77 )	(.53 )	(.67 )
Dividends from net realized gain on investments	-	-	-	(3.64)	-	-
Total Distributions	(.87 )	(.85 )	(.81 )	(4.41)	(.53 )	(.67 )
Net asset value, end of period	40.04	41.52	36.06	28.73	43.69	36.54
Total Return (%)(b)	(1.30)(c)	17.72	28.61	(27.20)	21.11	(.60 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.56 (d)	2.45	2.33	2.25	2.17	2.15
Ratio of net expenses to average net assets(e)	1.87 (d)	1.87 (f)	1.86 (f)	1.88	1.90	1.90
Ratio of net investment income to average net assets(e)	.41 (d)	1.60 (f)	2.24 (f)	1.41	1.13	.77
Portfolio Turnover Rate	19.04 (c)	58.22	58.43	75.11	65.57	63.59
Net Assets, end of period ($ x 1,000)	648	794	986	1,047	2,434	2,726

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	41.59	36.20	28.94	44.06	36.83	37.67
Investment Operations:
Net investment income(a)	.28	1.06	1.16	.87	.95	.69
Net realized and unrealized gain (loss) on investments	(.73 )	5.64	7.39	(11.08)	7.24	(.44 )
Total from Investment Operations	(.45 )	6.70	8.55	(10.21)	8.19	.25
Distributions:
Dividends from net investment income	(1.35)	(1.31)	(1.29)	(1.27)	(.96 )	(1.09)
Dividends from net realized gain on investments	-	-	-	(3.64)	-	-
Total Distributions	(1.35)	(1.31)	(1.29)	(4.91)	(.96 )	(1.09)
Net asset value, end of period	39.79	41.59	36.20	28.94	44.06	36.83
Total Return (%)	(.80 )(b)	18.93	29.86	(26.46)	22.40	.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.35 (c)	1.29	1.24	1.23	1.22	1.19
Ratio of net expenses to average net assets(d)	.87 (c)	.88 (e)	.86 (e)	.85	.85	.85
Ratio of net investment income to average net assets(d)	1.41 (c)	2.75 (e)	3.25 (e)	2.26	2.18	1.88
Portfolio Turnover Rate	19.04 (b)	58.22	58.43	75.11	65.57	63.59
Net Assets, end of period ($ x 1,000)	50,392	54,986	52,903	46,447	103,039	131,536

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	41.57	36.17	28.93	44.03	36.81	37.65
Investment Operations:
Net investment income(a)	.28	.82	1.11	.90	.96	.67
Net realized and unrealized gain (loss) on investments	(.73 )	5.89	7.42	(11.09)	7.22	(.42 )
Total from Investment Operations	(.45 )	6.71	8.53	(10.19)	8.18	.25
Distributions:
Dividends from net investment income	(1.35)	(1.31)	(1.29)	(1.27)	(.96 )	(1.09)
Dividends from net realized gain on investments	-	-	-	(3.64)	-	-
Total Distributions	(1.35)	(1.31)	(1.29)	(4.91)	(.96 )	(1.09)
Net asset value, end of period	39.77	41.57	36.17	28.93	44.03	36.81
Total Return (%)	(.80 )(b)	18.94	29.89	(26.45)	22.39	.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23 (c)	1.15	1.06	1.03	1.00	.98
Ratio of net expenses to average net assets(d)	.87 (c)	.88 (e)	.86 (e)	.85	.85	.85
Ratio of net investment income to average net assets(d)	1.41 (c)	2.19 (e)	3.14 (e)	2.36	2.22	1.83
Portfolio Turnover Rate	19.04 (b)	58.22	58.43	75.11	65.57	63.59
Net Assets, end of period ($ x 1,000)	487	508	77,954	108,366	205,345	208,521

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Core Equity Fund (the “fund”) is the sole series of BNY Mellon Stock Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term growth of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”),  serves as the fund’s investment adviser and the fund’s administrator. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect, wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	90,307,135	—	—	90,307,135
Equity Securities - Preferred Stocks	1,577,691	—	—	1,577,691
Investment Companies	144,112	—	—	144,112
	92,028,938	—	—	92,028,938

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2025, BNY earned $22 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of March 31, 2025, fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended September 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $33,992,724 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2024. The fund has $3,766,968 of short-term capital losses and $30,225,756 of long-term capital losses which can be carried forward for an unlimited period.
As a result of the fund’s merger with Dreyfus International Value Fund on January 22, 2016, capital losses of $31,280,805 are available to offset future realized gains, if any. Based on certain provisions in the Code, the losses can be utilized in subsequent years but are subject to an annual limitation.
The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2024 were as follows: ordinary income $5,700,156. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended March 31, 2025, the fund was charged $159 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended March 31, 2025 was approximately $6,044 with a related weighted average annualized interest rate of 5.28%. As of March 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the next $500 million of such assets, .70% of the next

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
$500 million of such assets, .60% of the next $500 million of such assets and .50% of the fund’s average daily net assets in excess of $2 billion and is payable monthly. The annualized management fee rate during the period ended March 31, 2025 was .80%.
The Adviser has contractually agreed, from October 1, 2024 through January 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .87% of the value of the fund’s average daily net assets. On or after January 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $227,780 during the period ended March 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .32% of the value of the fund’s average daily net assets.
The fund compensates the Adviser under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets.  Pursuant to the administration agreement, the fund was charged $47,461 during the period ended March 31, 2025.
During the period ended March 31, 2025, the Distributor retained $432 from commissions earned on sales of the fund’s Class A shares and $26 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended March 31, 2025, Class C shares were charged $2,628 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2025, Class A and Class C shares were charged $53,129 and $876, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2025, the fund was charged $10,517 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2025, the fund was charged $14,573 pursuant to the custody agreement.
During the period ended March 31, 2025, the fund was charged $15,222 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $65,869, Administration fees of $8,234, Distribution Plan fees of $431, Shareholder Services Plan fees of $9,348, Custodian fees of $22,500, Chief Compliance Officer fees of $8,690 and Transfer Agent fees of $4,261, which are offset against an expense reimbursement currently in effect in the amount of $36,026.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2025, amounted to $17,743,251 and $24,690,802, respectively.
At March 31, 2025, accumulated net unrealized appreciation on investments was $13,436,568, consisting of $17,787,479 gross unrealized appreciation and $4,350,911 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on November 5-6, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, respectively, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Investment Advisory Agreement, Administration Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international large-cap value funds and one institutional international multi-cap value fund selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international large-cap value funds (the “Performance Universe”), all for various periods ended September 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional international large-cap value funds and institutional international multi-cap value funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and the Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance was equal to the Performance Group median and was approximately equal to the Performance Universe median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the primary portfolio manager is very experienced with a good long-term track record and continued to apply a consistent investment

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in three of the ten calendar years shown.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and the Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and slightly higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until January 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..87% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”) and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s long-term relative performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0720NCSRSA0325

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 20, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 20, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)